Distribution Date:	03/17/23	Wells Fargo Commercial Mortgage Trust 2020-C58
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2020-C58
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	17-18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002UAA9	0.548000%	26,019,000.00	3,713,162.18	530,433.61	1,695.68	0.00	0.00	532,129.29	3,182,728.57	31.02%	30.00%
A-2	95002UAB7	2.013000%	6,764,000.00	6,764,000.00	0.00	11,346.61	0.00	0.00	11,346.61	6,764,000.00	31.02%	30.00%
A-SB	95002UAC5	1.849000%	28,803,000.00	28,803,000.00	0.00	44,380.62	0.00	0.00	44,380.62	28,803,000.00	31.02%	30.00%
A-3	95002UAD3	1.810000%	200,000,000.00	200,000,000.00	0.00	301,666.67	0.00	0.00	301,666.67	200,000,000.00	31.02%	30.00%
A-4	95002UAJ0	2.092000%	225,825,000.00	225,825,000.00	0.00	393,688.25	0.00	0.00	393,688.25	225,825,000.00	31.02%	30.00%
A-S	95002UAP6	2.398000%	53,964,000.00	53,964,000.00	0.00	107,838.06	0.00	0.00	107,838.06	53,964,000.00	23.00%	22.25%
B	95002UAU5	2.704000%	35,685,000.00	35,685,000.00	0.00	80,410.20	0.00	0.00	80,410.20	35,685,000.00	17.71%	17.13%
C	95002UAZ4	3.162000%	20,325,000.00	20,325,000.00	0.00	53,556.37	0.00	0.00	53,556.37	20,325,000.00	14.69%	14.21%
D-RR	95002UBG5	3.758572%	10,139,000.00	10,139,000.00	0.00	31,756.80	0.00	0.00	31,756.80	10,139,000.00	13.18%	12.75%
E-RR	95002UBH3	3.758572%	20,018,000.00	20,018,000.00	0.00	62,699.24	0.00	0.00	62,699.24	20,018,000.00	10.21%	9.88%
F-RR	95002UBJ9	3.758572%	15,667,000.00	15,667,000.00	0.00	49,071.29	0.00	0.00	49,071.29	15,667,000.00	7.88%	7.63%
G-RR	95002UBK6	3.758572%	16,537,000.00	16,537,000.00	0.00	51,796.25	0.00	0.00	51,796.25	16,537,000.00	5.43%	5.25%
H-RR	95002UBL4	3.758572%	6,963,000.00	6,963,000.00	0.00	21,809.11	0.00	0.00	21,809.11	6,963,000.00	4.39%	4.25%
J-RR*	95002UBM2	3.758572%	29,593,595.00	29,593,595.00	0.00	86,695.98	0.00	0.00	86,695.98	29,593,595.00	0.00%	0.00%
V	95002UBN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002UBP5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,302,595.00	673,996,757.18	530,433.61	1,298,411.13	0.00	0.00	1,828,844.74	673,466,323.57

X-A	95002UBE0	1.816359%	487,411,000.00	465,105,162.18	0.00	703,998.14	0.00	0.00	703,998.14	464,574,728.57
X-B	95002UBF7	1.120079%	109,974,000.00	109,974,000.00	0.00	102,649.68	0.00	0.00	102,649.68	109,974,000.00
Notional SubTotal			597,385,000.00	575,079,162.18	0.00	806,647.82	0.00	0.00	806,647.82	574,548,728.57

Deal Distribution Total					530,433.61	2,105,058.95	0.00	0.00	2,635,492.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002UAA9	142.70964218	20.38639494	0.06517084	0.00000000	0.00000000	0.00000000	0.00000000	20.45156578	122.32324724
A-2	95002UAB7	1,000.00000000	0.00000000	1.67750000	0.00000000	0.00000000	0.00000000	0.00000000	1.67750000	1,000.00000000
A-SB	95002UAC5	1,000.00000000	0.00000000	1.54083325	0.00000000	0.00000000	0.00000000	0.00000000	1.54083325	1,000.00000000
A-3	95002UAD3	1,000.00000000	0.00000000	1.50833335	0.00000000	0.00000000	0.00000000	0.00000000	1.50833335	1,000.00000000
A-4	95002UAJ0	1,000.00000000	0.00000000	1.74333333	0.00000000	0.00000000	0.00000000	0.00000000	1.74333333	1,000.00000000
A-S	95002UAP6	1,000.00000000	0.00000000	1.99833333	0.00000000	0.00000000	0.00000000	0.00000000	1.99833333	1,000.00000000
B	95002UAU5	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C	95002UAZ4	1,000.00000000	0.00000000	2.63499975	0.00000000	0.00000000	0.00000000	0.00000000	2.63499975	1,000.00000000
D-RR	95002UBG5	1,000.00000000	0.00000000	3.13214321	0.00000000	0.00000000	0.00000000	0.00000000	3.13214321	1,000.00000000
E-RR	95002UBH3	1,000.00000000	0.00000000	3.13214307	0.00000000	0.00000000	0.00000000	0.00000000	3.13214307	1,000.00000000
F-RR	95002UBJ9	1,000.00000000	0.00000000	3.13214336	0.00000000	0.00000000	0.00000000	0.00000000	3.13214336	1,000.00000000
G-RR	95002UBK6	1,000.00000000	0.00000000	3.13214307	0.00000000	0.00000000	0.00000000	0.00000000	3.13214307	1,000.00000000
H-RR	95002UBL4	1,000.00000000	0.00000000	3.13214275	0.00000000	0.00000000	0.00000000	0.00000000	3.13214275	1,000.00000000
J-RR	95002UBM2	1,000.00000000	0.00000000	2.92955215	0.20259114	2.03004028	0.00000000	0.00000000	2.92955215	1,000.00000000
V	95002UBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002UBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002UBE0	954.23608039	0.00000000	1.44436244	0.00000000	0.00000000	0.00000000	0.00000000	1.44436244	953.14781277
X-B	95002UBF7	1,000.00000000	0.00000000	0.93339953	0.00000000	0.00000000	0.00000000	0.00000000	0.93339953	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	1,695.68	0.00	1,695.68	0.00	0.00	0.00	1,695.68	0.00
A-2	02/01/23 - 02/28/23	30	0.00	11,346.61	0.00	11,346.61	0.00	0.00	0.00	11,346.61	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	44,380.62	0.00	44,380.62	0.00	0.00	0.00	44,380.62	0.00
A-3	02/01/23 - 02/28/23	30	0.00	301,666.67	0.00	301,666.67	0.00	0.00	0.00	301,666.67	0.00
A-4	02/01/23 - 02/28/23	30	0.00	393,688.25	0.00	393,688.25	0.00	0.00	0.00	393,688.25	0.00
X-A	02/01/23 - 02/28/23	30	0.00	703,998.14	0.00	703,998.14	0.00	0.00	0.00	703,998.14	0.00
X-B	02/01/23 - 02/28/23	30	0.00	102,649.68	0.00	102,649.68	0.00	0.00	0.00	102,649.68	0.00
A-S	02/01/23 - 02/28/23	30	0.00	107,838.06	0.00	107,838.06	0.00	0.00	0.00	107,838.06	0.00
B	02/01/23 - 02/28/23	30	0.00	80,410.20	0.00	80,410.20	0.00	0.00	0.00	80,410.20	0.00
C	02/01/23 - 02/28/23	30	0.00	53,556.38	0.00	53,556.38	0.00	0.00	0.00	53,556.37	0.00
D-RR	02/01/23 - 02/28/23	30	0.00	31,756.80	0.00	31,756.80	0.00	0.00	0.00	31,756.80	0.00
E-RR	02/01/23 - 02/28/23	30	0.00	62,699.24	0.00	62,699.24	0.00	0.00	0.00	62,699.24	0.00
F-RR	02/01/23 - 02/28/23	30	0.00	49,071.29	0.00	49,071.29	0.00	0.00	0.00	49,071.29	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	51,796.25	0.00	51,796.25	0.00	0.00	0.00	51,796.25	0.00
H-RR	02/01/23 - 02/28/23	30	0.00	21,809.11	0.00	21,809.11	0.00	0.00	0.00	21,809.11	0.00
J-RR	02/01/23 - 02/28/23	30	53,911.93	92,691.38	0.00	92,691.38	5,995.40	0.00	0.00	86,695.98	60,076.19
Totals			53,911.93	2,111,054.36	0.00	2,111,054.36	5,995.40	0.00	0.00	2,105,058.95	60,076.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	N/A	1.810000%	200,000,000.00	200,000,000.00	0.00	301,666.67	0.00	0.00	301,666.67	200,000,000.00
A-4 (Exch)	N/A	2.092000%	225,825,000.00	225,825,000.00	0.00	393,688.25	0.00	0.00	393,688.25	225,825,000.00
A-S (Exch)	N/A	2.398000%	53,964,000.00	53,964,000.00	0.00	107,838.06	0.00	0.00	107,838.06	53,964,000.00
B (Exch)	N/A	2.704000%	35,685,000.00	35,685,000.00	0.00	80,410.20	0.00	0.00	80,410.20	35,685,000.00
C (Exch)	N/A	3.162000%	20,325,000.00	20,325,000.00	0.00	53,556.37	0.00	0.00	53,556.37	20,325,000.00
A-3-1	95002UAE1	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95002UAF8	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95002UAK7	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95002UAL5	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95002UAQ4	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95002UAR2	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95002UAG6	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95002UAH4	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95002UAM3	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95002UAN1	N/A	225,825,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95002UAS0	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95002UAT8	N/A	53,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95002UAX9	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95002UAY7	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95002UBC4	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95002UBD2	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95002UAV3	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95002UAW1	N/A	35,685,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95002UBA8	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95002UBB6	N/A	20,325,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,678,995,000.00	535,799,000.00	0.00	937,159.55	0.00	0.00	937,159.55	535,799,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (Exch)	N/A	1,000.00000000	0.00000000	1.50833335	0.00000000	0.00000000	0.00000000	0.00000000	1.50833335	1,000.00000000
A-4 (Exch)	N/A	1,000.00000000	0.00000000	1.74333333	0.00000000	0.00000000	0.00000000	0.00000000	1.74333333	1,000.00000000
A-S (Exch)	N/A	1,000.00000000	0.00000000	1.99833333	0.00000000	0.00000000	0.00000000	0.00000000	1.99833333	1,000.00000000
B (Exch)	N/A	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C (Exch)	N/A	1,000.00000000	0.00000000	2.63499975	0.00000000	0.00000000	0.00000000	0.00000000	2.63499975	1,000.00000000
A-3-1	95002UAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95002UAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95002UAK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95002UAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95002UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95002UAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95002UAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95002UAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95002UBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95002UBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95002UAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95002UAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95002UAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95002UAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95002UAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95002UAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95002UAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95002UAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95002UBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95002UBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,635,492.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,977,629.06	Master Servicing Fee	3,355.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,319.15
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	262.11
ARD Interest	0.00	Operating Advisor Fee	1,127.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	157.27
Extension Interest	0.00
Interest Reserve Withdrawal	143,936.23
Total Interest Collected	2,121,565.29	Total Fees	10,510.94

Principal		Expenses/Reimbursements
Scheduled Principal	530,433.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	995.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	530,433.61	Total Expenses/Reimbursements	5,995.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,105,058.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	530,433.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,635,492.56
Total Funds Collected	2,651,998.90	Total Funds Distributed	2,651,998.89

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	673,996,757.30	673,996,757.30	Beginning Certificate Balance	673,996,757.18
(-) Scheduled Principal Collections	530,433.61	530,433.61	(-) Principal Distributions	530,433.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	673,466,323.69	673,466,323.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	674,010,608.60	674,010,608.60	Ending Certificate Balance	673,466,323.57
Ending Actual Collateral Balance	673,496,758.83	673,496,758.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.12)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.12)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP	Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP
2,000,000 or less	1	1,540,000.00	0.23%	93	3.7000	3.264700	1.30 or less	4	52,873,549.87	7.85%	92	4.1752	1.026824
2,000,001 to 3,000,000	2	4,760,000.00	0.71%	93	3.7000	3.015975	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	7,377,946.19	1.10%	92	4.6406	1.998642	1.41 to 1.50	2	45,324,738.90	6.73%	90	4.1879	1.457574
4,000,001 to 5,000,000	3	13,730,278.49	2.04%	89	3.9339	2.990905	1.51 to 1.60	2	12,197,097.08	1.81%	85	4.4996	1.558995
5,000,001 to 6,000,000	4	22,738,037.57	3.38%	92	3.8977	2.359939	1.61 to 1.70	2	14,058,524.84	2.09%	93	4.4309	1.623699
6,000,001 to 7,000,000	5	33,176,810.21	4.93%	80	4.2229	2.375860	1.71 to 1.80	2	19,700,000.00	2.93%	84	4.0782	1.747285
7,000,001 to 9,000,000	6	50,543,255.12	7.50%	89	4.4138	1.874155	1.81 to 1.90	3	33,742,131.89	5.01%	93	4.0584	1.875489
9,000,001 to 10,000,000	2	19,241,088.07	2.86%	88	3.5150	2.592380	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	10	133,848,870.57	19.87%	89	3.8276	1.797115	2.01 to 2.50	20	287,674,711.72	42.72%	88	3.6724	2.282075
15,000,001 to 20,000,000	6	103,932,250.00	15.43%	89	3.4627	2.805397	2.51 to 4.00	11	159,749,059.78	23.72%	90	3.4566	2.960109
20,000,001 to 30,000,000	2	42,796,935.38	6.35%	88	3.5707	2.470078	4.01 or greater	2	25,000,000.00	3.71%	90	3.1236	4.525520
30,000,001 to 50,000,000	4	147,634,342.48	21.92%	89	3.7078	2.134268	Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855
50,000,001 or greater	1	69,000,000.00	10.25%	93	3.3090	2.858100
Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	23,146,509.61	3.44%	80	4.7000	NAP
							Defeased	1	23,146,509.61	3.44%	80	4.7000	NAP
Arizona	1	7,000,000.00	1.04%	91	3.6730	3.186300
							Industrial	4	130,108,330.23	19.32%	93	3.5395	2.681850
California	13	231,435,739.98	34.36%	89	3.5205	2.552522
							Lodging	4	67,528,721.86	10.03%	84	3.7058	2.398473
Florida	6	47,341,854.03	7.03%	88	3.9253	2.433700
							Mixed Use	7	44,080,278.49	6.55%	92	4.3139	1.572052
Georgia	3	9,186,462.03	1.36%	92	4.3058	1.937814
							Mobile Home Park	3	12,226,810.21	1.82%	61	4.7540	2.342841
Illinois	16	41,138,023.45	6.11%	92	3.4318	2.233580
							Multi-Family	25	74,321,295.26	11.04%	92	3.5510	2.006513
Kansas	1	8,857,253.21	1.32%	84	4.6200	2.301100
							Office	12	174,711,442.26	25.94%	90	3.7802	2.112762
Kentucky	3	7,196,809.78	1.07%	91	3.8500	2.646800
							Retail	12	140,342,935.77	20.84%	87	3.7240	2.392391
Louisiana	1	14,500,000.00	2.15%	91	3.4400	0.712200
							Self Storage	1	7,000,000.00	1.04%	91	3.6730	3.186300
Maryland	1	8,819,150.89	1.31%	83	4.3500	1.540800
							Totals	69	673,466,323.69	100.00%	89	3.7723	2.274855
Michigan	2	10,162,210.19	1.51%	71	4.6760	2.004997

Nevada	2	45,000,000.00	6.68%	84	3.5580	2.488600

New York	6	50,100,000.00	7.44%	92	3.9183	1.844696

North Carolina	1	33,333,550.67	4.95%	91	3.3580	2.123000

Ohio	2	11,636,662.83	1.73%	79	4.7334	1.765951

Pennsylvania	4	45,249,417.71	6.72%	92	4.0447	1.740064

Tennessee	1	35,296,754.69	5.24%	92	4.2100	1.451600

Texas	3	18,125,924.62	2.69%	92	4.7231	1.684375

Virginia	1	20,000,000.00	2.97%	92	3.0150	4.419400

Wisconsin	1	5,940,000.00	0.88%	91	3.2590	3.175200

Totals	69	673,466,323.69	100.00%	89	3.7723	2.274855

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP	Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP
	3.250% or less	3	50,500,000.00	7.50%	91	3.1163	3.640904	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	7	172,161,574.12	25.56%	92	3.3397	2.365834	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	14	185,799,887.66	27.59%	87	3.6062	2.516510	25 months to 36 months	44	600,310,428.98	89.14%	90	3.7212	2.332098
	3.751% to 4.000%	3	37,696,809.78	5.60%	87	3.8200	2.612079	37 months to 48 months	4	50,009,385.10	7.43%	82	3.9568	2.048169
	4.001% to 4.250%	10	106,778,626.40	15.86%	90	4.1595	1.654252	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	60,900,865.27	9.04%	91	4.3412	1.692974	Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855
	4.501% to 4.750%	2	17,729,316.02	2.63%	89	4.5900	1.958664
	4.751% to 5.000%	1	3,377,946.19	0.50%	92	4.8900	1.606500
	5.001% to 5.250%	1	8,947,978.43	1.33%	93	5.0250	1.216400
	5.251% or greater	1	6,426,810.21	0.95%	33	5.2900	2.244600
	Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP	Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP
	60 months or less	1	6,426,810.21	0.95%	33	5.2900	2.244600	Interest Only	24	341,372,250.00	50.69%	89	3.5556	2.553895
	61 months or greater	47	643,893,003.87	95.61%	90	3.7239	2.310919	349 months or less	24	308,947,564.08	45.87%	89	3.9423	2.041063
	Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	23,146,509.61	3.44%	80	4.7000	NAP			No outstanding loans in this group
Underwriter's Information		3	21,500,000.00	3.19%	86	3.7830	2.976977
	12 months or less	44	625,441,867.89	92.87%	89	3.7316	2.291146
	13 months to 24 months	1	3,377,946.19	0.50%	92	4.8900	1.606500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	673,466,323.69	100.00%	89	3.7723	2.274855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310955853	IN	McClellan	CA	Actual/360	3.309%	177,583.00	0.00	0.00	N/A	12/11/30	--	69,000,000.00	69,000,000.00	03/11/23
2	324170002	LO	Las Vegas	NV	Actual/360	3.558%	110,693.33	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	03/05/23
2A	324170102				Actual/360	3.558%	13,836.67	0.00	0.00	03/05/30	03/05/32	--	5,000,000.00	5,000,000.00	03/05/23
3	310955762	OF	Torrance	CA	Actual/360	3.706%	112,624.13	68,400.48	0.00	N/A	10/11/30	--	39,072,437.60	39,004,037.12	03/11/23
4	307331216	IN	Crossville	TN	Actual/360	4.210%	115,787.29	64,141.08	0.00	N/A	11/06/30	--	35,360,895.77	35,296,754.69	03/06/23
5	310956181	RT	Charlotte	NC	Actual/360	3.358%	87,235.26	67,169.25	0.00	N/A	10/11/30	--	33,400,719.92	33,333,550.67	03/11/23
6	301741503	OF	Roseville	CA	Actual/360	3.540%	46,173.40	0.00	0.00	N/A	03/06/30	--	16,770,000.00	16,770,000.00	03/06/23
6A	301741504				Actual/360	3.540%	27,533.33	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	03/06/23
7	307331170	IN	Pomona	CA	Actual/360	4.700%	48,877.82	21,786.58	0.00	N/A	11/06/29	08/06/29	13,370,832.01	13,349,045.43	03/06/23
7A	307331173				Actual/360	4.700%	35,873.63	15,990.17	0.00	N/A	11/06/29	08/06/29	9,813,454.35	9,797,464.18	03/06/23
8	883101086	RT	Miami Gardens	FL	Actual/360	3.780%	66,591.00	0.00	0.00	N/A	04/06/30	--	22,650,000.00	22,650,000.00	03/06/23
9	883101105	MF	Chicago	IL	Actual/360	3.335%	52,363.00	37,707.93	0.00	N/A	11/06/30	--	20,184,643.31	20,146,935.38	03/06/23
10	301741514	IN	Chantilly	VA	Actual/360	3.015%	46,900.00	0.00	0.00	N/A	11/06/30	--	20,000,000.00	20,000,000.00	03/06/23
11	310955625	OF	Cupertino	CA	Actual/360	3.302%	51,364.44	0.00	0.00	N/A	10/11/30	--	20,000,000.00	20,000,000.00	03/11/23
12	300572078	RT	Temecula	CA	Actual/360	3.570%	44,877.18	0.00	0.00	N/A	02/06/30	--	16,162,250.00	16,162,250.00	03/06/23
13	610955156	RT	Gardena	CA	Actual/360	3.165%	38,155.83	0.00	0.00	N/A	09/11/30	--	15,500,000.00	15,500,000.00	03/11/23
14	301741515	MU	Various	NY	Actual/360	4.350%	52,441.67	0.00	0.00	N/A	11/06/30	--	15,500,000.00	15,500,000.00	10/06/22
15	310956411	OF	New York	NY	Actual/360	3.201%	37,345.00	0.00	0.00	N/A	10/11/30	--	15,000,000.00	15,000,000.00	03/11/23
16	883101080	RT	San Francisco	CA	Actual/360	4.040%	47,133.33	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	03/06/23
17	307331213	MF	Harvey	LA	Actual/360	3.440%	38,795.56	0.00	0.00	N/A	10/06/30	--	14,500,000.00	14,500,000.00	03/06/23
18	300572124	OF	Allentown	PA	Actual/360	4.200%	45,572.96	25,334.53	0.00	N/A	11/06/30	--	13,950,905.97	13,925,571.44	03/06/23
19	310953802	LO	Solana Beach	CA	Actual/360	3.600%	38,357.30	27,566.28	0.00	N/A	03/11/30	--	13,699,034.93	13,671,468.65	03/11/23
20	883101111	OF	Newtown	PA	Actual/360	3.630%	39,294.39	25,596.13	0.00	N/A	12/06/30	--	13,917,728.02	13,892,131.89	03/06/23
22	301741519	MU	New York	NY	Actual/360	4.372%	45,395.93	0.00	0.00	N/A	12/06/30	--	13,350,000.00	13,350,000.00	03/06/23
23	300572120	OF	Harleysville	PA	Actual/360	4.270%	42,359.75	22,977.52	0.00	N/A	11/06/30	--	12,754,691.90	12,731,714.38	03/06/23
24	883101112	MF	Chicago	IL	Actual/360	3.553%	32,470.47	0.00	0.00	N/A	12/06/30	--	11,750,000.00	11,750,000.00	03/06/23
25	410952922	RT	Various	CA	Actual/360	4.110%	32,117.38	19,163.16	0.00	N/A	02/11/30	--	10,047,147.37	10,027,984.21	03/11/23
26	883101110	MF	Various	IL	Actual/360	3.488%	25,115.04	16,583.84	0.00	N/A	11/06/30	--	9,257,671.91	9,241,088.07	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	301741518	OF	Dallas	TX	Actual/360	5.025%	35,029.40	14,768.03	0.00	N/A	12/06/30	--	8,962,746.46	8,947,978.43	03/06/23
28	324170028	OF	Columbus	OH	Actual/360	4.560%	31,520.95	15,422.66	0.00	N/A	12/06/30	--	8,887,485.47	8,872,062.81	03/06/23
29	300572085	LO	Salina	KS	Actual/360	4.620%	31,884.21	15,902.94	0.00	N/A	03/06/30	--	8,873,156.15	8,857,253.21	03/06/23
30	300572076	RT	Salisbury	MD	Actual/360	4.350%	29,893.62	16,402.88	0.00	N/A	02/06/30	--	8,835,553.77	8,819,150.89	03/06/23
31	310955596	RT	Various	FL	Actual/360	3.908%	23,860.51	0.00	0.00	N/A	10/11/30	--	7,850,000.00	7,850,000.00	03/11/23
32	307331214	MF	Radcliff	KY	Actual/360	3.850%	21,587.58	12,401.02	0.00	N/A	10/06/30	--	7,209,210.80	7,196,809.78	03/06/23
33	300572122	RT	Fort Lauderdale	FL	Actual/360	4.250%	23,138.89	0.00	0.00	N/A	11/06/30	--	7,000,000.00	7,000,000.00	03/06/23
34	600951233	SS	Marana	AZ	Actual/360	3.673%	19,997.44	0.00	0.00	N/A	10/11/30	--	7,000,000.00	7,000,000.00	03/11/23
35	300572133	MH	Various	Various	Actual/360	5.290%	26,482.98	9,776.70	0.00	N/A	12/06/25	--	6,436,586.91	6,426,810.21	03/06/23
36	324170036	MU	Detroit	MI	Actual/360	4.330%	21,890.56	0.00	0.00	N/A	11/06/30	--	6,500,000.00	6,500,000.00	03/06/23
37	883101109	OF	New York	NY	Actual/360	3.600%	17,500.00	0.00	0.00	N/A	11/06/30	--	6,250,000.00	6,250,000.00	03/06/23
38	300572127	IN	Doral	FL	Actual/360	4.010%	18,159.36	10,806.95	0.00	N/A	11/06/30	--	5,822,382.49	5,811,575.54	03/06/23
39	883101101	OF	Milwaukee	WI	Actual/360	3.259%	15,056.58	0.00	0.00	N/A	10/06/30	--	5,940,000.00	5,940,000.00	03/06/23
40	300572126	MH	Graford	TX	Actual/360	4.160%	18,766.22	0.00	0.00	N/A	11/06/30	--	5,800,000.00	5,800,000.00	03/06/23
41	307331215	MF	Various	GA	Actual/360	4.210%	17,013.64	9,424.81	0.00	N/A	11/06/30	--	5,195,886.84	5,186,462.03	03/06/23
42	300572132	MU	Philadelphia	PA	Actual/360	4.200%	15,353.33	0.00	0.00	N/A	12/06/30	--	4,700,000.00	4,700,000.00	03/06/23
43	300572121	MU	Pompano Beach	FL	Actual/360	4.090%	12,844.39	7,425.58	0.00	N/A	11/06/30	--	4,037,704.07	4,030,278.49	03/06/23
44	300572123	RT	Fayetteville	GA	Actual/360	4.430%	13,782.22	0.00	0.00	N/A	11/06/30	--	4,000,000.00	4,000,000.00	03/06/23
45	300572119	OF	Bellaire	TX	Actual/360	4.890%	12,869.08	5,685.09	0.00	N/A	11/06/30	--	3,383,631.28	3,377,946.19	03/06/23
46	300572131	MF	Long Beach	CA	Actual/360	3.700%	7,165.67	0.00	0.00	N/A	12/06/30	--	2,490,000.00	2,490,000.00	03/06/23
47	300572130	MF	Long Beach	CA	Actual/360	3.700%	6,532.56	0.00	0.00	N/A	12/06/30	--	2,270,000.00	2,270,000.00	03/06/23
48	300572129	MF	Long Beach	CA	Actual/360	3.700%	4,431.78	0.00	0.00	N/A	12/06/30	--	1,540,000.00	1,540,000.00	03/06/23
Totals							1,977,629.06	530,433.61	0.00				673,996,757.30	673,466,323.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,099,168.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	61,104,101.00	302,234,082.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,183,030.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,467,782.95	2,688,362.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	88,049.28	0.00
5	11,806,484.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,396,517.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,520,558.00	0.00	--	--	--	0.00	0.00	0.00	0.00	15,177.29	0.00
9	2,278,972.15	1,434,548.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,908,481.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,494,339.11	1,177,334.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,869,513.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,489,746.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	346,786.76	01/01/22	06/30/22	11/14/22	294,541.18	5,367.96	51,221.44	277,117.39	0.00	0.00
15	13,630,940.67	10,540,094.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,892,082.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,078,140.46	312,382.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,511,347.65	1,022,880.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,076,523.41	3,381,226.61	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,528,310.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	884,847.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,418,104.52	1,336,172.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	975,347.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	920,418.04	706,028.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	885,921.61	642,789.00	01/01/22	09/30/22	--	0.00	0.00	41,564.59	41,662.88	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	691,277.34	632,773.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,081,210.54	896,017.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	1,104,276.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	736,747.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	675,901.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	718,601.55	611,592.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	645,543.75	548,817.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	740,303.92	628,257.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	909,393.78	744,478.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	598.58	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	604,211.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	664,408.19	570,685.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	714,869.72	562,514.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	567,108.25	454,361.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	537,503.42	412,423.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	359,604.15	264,653.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	544,657.25	400,435.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	411,304.25	329,532.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	400,404.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	284,073.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	263,232.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	192,607.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	174,052,301.52	337,094,851.49				294,541.18	5,367.96	92,786.04	318,780.27	103,825.15	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	1	9,241,088.07	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.772349%	3.746545%	89
02/17/23	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0		0.00	0	0.00	1	13,564,955.62	3.772520%	3.746720%	90
01/18/23	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.784439%	3.758783%	91
12/16/22	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.784569%	3.758918%	92
11/18/22	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.784714%	3.759067%	93
10/17/22	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.784849%	3.759205%	94
09/16/22	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.785005%	3.759364%	95
08/17/22	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.785143%	3.759505%	96
07/15/22	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.785281%	3.759646%	97
06/17/22	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.785435%	3.759803%	98
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.785571%	3.759942%	99
04/18/22	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	3.785744%	3.765721%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301741515	10/06/22	4	6	51,221.44	277,117.39	24,950.48	15,500,000.00	04/13/22	13
26	883101110	01/06/23	1	1	41,564.59	41,662.88	0.00	9,271,523.25
Totals					92,786.04	318,780.27	24,950.48	24,771,523.25
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		6,426,810	6,426,810		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		667,039,513	642,298,425	24,741,088			0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Mar-23	673,466,324	648,725,236	9,241,088	0	15,500,000		0
Feb-23	673,996,757	658,496,757	0	0	15,500,000		0
Jan-23	688,011,907	672,511,907	0	0	15,500,000		0
Dec-22	688,460,562	672,960,562	0	15,500,000		0	0
Nov-22	688,941,964	673,441,964	0	15,500,000		0	0
Oct-22	689,373,711	673,873,711	0	15,500,000		0	0
Sep-22	689,767,295	674,267,295	0	15,500,000		0	0
Aug-22	690,130,839	674,630,839	15,500,000	0		0	0
Jul-22	690,493,120	674,993,120	15,500,000	0		0	0
Jun-22	690,882,938	675,382,938	15,500,000	0		0	0
May-22	691,242,604	691,242,604	0	0		0	0
Apr-22	691,596,830	676,096,830	15,500,000	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	301741515	15,500,000.00	15,500,000.00	16,800,000.00	09/13/22	340,206.26	0.99530	06/30/22	11/06/30	I/O
Totals		15,500,000.00	15,500,000.00	16,800,000.00		340,206.26

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	301741515	MU	NY	04/13/22	13

Special Servicer reached out to Borrower to provide the pre-negotiation letter and the hello letter. The Borrower executed the pre-negotiation letter and has been in discussions regarding the loan. Borrower has sent in sporadic payments but has remained a pproximately 2-3 months behind. Special Servicer is evaluating all available options for the loan and has formally demanded the loan be brought current. Special Servicer is reviewing relief proposal from Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	5,000.00	0.00	0.00	995.39	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	995.39	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,995.39

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Supplemental Notes
None

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